Shareholder Report, Holdings (Details) - Fidelity Series Sustainable U.S. Market Fund	Jul. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
United States
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.70%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%